Risk Management - Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and accounts receivable at amortized cost	$ 25,711,811	$ 23,795,548
Chile [member]
Disclosure of credit risk exposure [line items]
Reported ECL	713,815
Loans and accounts receivable at amortized cost	$ 22,633,393
Expected credit loss rate	3.15%
Chile [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.20%
Chile [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.24%
Chile [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.31%
Colombia [member]
Disclosure of credit risk exposure [line items]
Reported ECL	$ 182,158
Loans and accounts receivable at amortized cost	$ 3,974,392
Expected credit loss rate	5.93%
Colombia [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.74%
Colombia [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.93%
Colombia [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	6.11%